General	12 Months Ended
Dec. 31, 2022
Nature Of Operations Disclosure [Abstract]
General

Note 1 - General

1.Chemomab Therapeutics Ltd. (hereinafter - "the Company") is an Israeli-based company incorporated under the laws of the State of Israel in September 2011. The Company’s registered office is located in Kiryat Atidim, Tel Aviv, Israel.

The Company is a clinical-stage biotech company discovering and developing innovative therapeutics for conditions with high-unmet medical need that involve inflammation and fibrosis.

The wholly owned subsidiaries of the Company are: Chemomab Ltd. ("Chemomab"), Chemomab Therapeutics Israel Ltd. and Chemomab Therapeutics Inc.

2.The Company currently has no products approved for sale. The Company’s operations are funded primarily by its Shareholders. The Company has incurred operating losses in each year since its inception and does not expect to generate significant revenue unless and until it obtains marketing approval for its products. Continuation of the Company’s development programs depend on its future ability to raise sources of financing.

3.Since January 2020, the COVID-19 pandemic has dramatically expanded into a worldwide pandemic, creating macro-economic uncertainty and disruption in the business and financial markets. Many countries around the world, including Israel, had taken  measures designated to limit the continued spread of the COVID-19 pandemic, including the closure of workplaces, restricting travel, prohibiting assembling, closing international borders and quarantining populated areas. The Company's clinical trial sites have been affected by the COVID-19 pandemic, and as a result, commencement of the enrollment in our clinical trials of CM-101 in PSC was delayed, and the enrollment rate has been, and is still, affected as well. As a result, The Company expanded its patient recruiting efforts to additional territories. In addition, after enrollment in these trials, patients might still drop out because of possible COVID-19 implications. Based on management’s assessment, the extent to which the lingering effects of the COVID-19 pandemic will further impact the Company's operations will depend on future developments. These developments, which are highly uncertain and cannot be predicted with confidence,including the duration and severity of the impact on patient enrollment following the attenuation of the outbreak The Company is carefully monitoring the impacts arising from  the COVID-19 pandemic and will adjust activities accordingly.

4.On December 14, 2020, the Company (formerly known as Anchiano Therapeutics Ltd.) entered into an Agreement and Plan of Merger (the "Merger" and “Merger Agreement”) with Chemomab Ltd., an Israeli limited company, and CMB Acquisition Ltd., an Israeli limited company and a wholly owned subsidiary of the Company (“Merger Sub”). On March 16, 2021, (the “Effective Time”), the Company consummated the Merger pursuant to the Merger Agreement Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into Chemomab Ltd., with Chemomab Ltd. surviving the Merger as the Company's wholly owned subsidiary. In connection with the Merger, on March 16, 2021, the Company changed its name from “Anchiano Therapeutics Ltd.” To “Chemomab Therapeutics Ltd" and the business conducted by Chemomab Ltd. became primarily the business conducted by the Company.

At the Effective Time(a) each Chemomab Ltd. ordinary share outstanding immediately prior to the Effective Time was converted solely into number of American Depository Shares equal to the exchange ratio described in the Merger Agreement, and each outstanding Chemomab Ltd. option was assumed by the Company, based on the same exchange ratio.

For accounting purposes, Chemomab Ltd. is considered to have acquired the Company based upon the terms of the Merger as well as other factors. The Merger has been accounted for as an asset acquisition (reverse recapitalization transaction) rather than a business combination, as the assets acquired, and the liabilities assumed by Chemomab Ltd. do not meet the definition of a business under U.S. GAAP. The net assets acquired in connection with the Merger were recorded at their estimated acquisition date fair market value as of March 16, 2021, the date of completion of the Merger.

The exchange ratio was calculated by a formula that was determined through arms-length negotiations between the Company and Chemomab Ltd. The combined Company assumed all of the outstanding options of Chemomab Ltd., vested and not vested, under the Chemomab Share Incentive Plan (the “2015 Plan”), with such options representing the right to purchase a number of ADSs equal to approximately 12.86 multiplied by the number of Chemomab Ltd. ordinary shares previously represented by such options.

The following table summarizes the net assets acquired based on their estimated fair values as of March 16, 2021, immediately prior to completion of the Merger (in USD thousands):

Cash and cash equivalents	2,427
Asset held for sale	1,000
Prepaid and other assets	236
Accrued liabilities	(1,187)
Net acquired assets	2,476